Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000212575 | GRAIL8895151
Holdings [Line Items]
Percent of Total Investments	2.90%
C000212575 | Guardant Health8895154
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212575 | Arrowhead Pharmaceuticals8895098
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212575 | Axogen8895104
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212575 | Adaptive Biotechnologies8895084
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212575 | Natera8895181
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212575 | Thermo Fisher Scientific8895203
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212575 | Illumina8895159
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212575 | Intuitive Surgical8895167
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212575 | Tempus AI8895201
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000212575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000131868 | Symbotic8895043
Holdings [Line Items]
Percent of Total Investments	2.30%
C000131868 | Teradyne8895044
Holdings [Line Items]
Percent of Total Investments	2.20%
C000131868 | Hon Hai Precision Industry8895185
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Celestica8895059
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Intuitive Surgical8895025
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Yaskawa Electric8895152
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | FANUC8895116
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Novanta8895032
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Rockwell Automation8895037
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | Illumina8895024
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000131868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000212574 | Nebius Group8895150
Holdings [Line Items]
Percent of Total Investments	3.90%
C000212574 | Advanced Micro Devices8895073
Holdings [Line Items]
Percent of Total Investments	3.20%
C000212574 | IonQ8895129
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212574 | Lam Research8895135
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212574 | Alibaba Group Holding8895063
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212574 | Alphabet8895076
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212574 | ASML Holding8895067
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212574 | Taiwan Semiconductor Manufacturing8895060
Holdings [Line Items]
Percent of Total Investments	2.40%
C000212574 | Datadog8895113
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Pure Storage8895163
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000212574 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000212574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%